Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss for the period	$ (127,210)	$ (34,075)
Adjustments for:
Depreciation	102	58
Stock-based compensation	111,580	26,389
Interest expense	344	382
Realized foreign exchange loss (gain) on notes payable	41	(113)
Loss on heads of agreement termination	1,048
Settlement of heads of agreement termination (Mitsui)	(5,055)
Foreign exchange (gain) loss	(6,879)	1,646
Accrual for contingencies	388
Royalty agreement call option	4,892
Changes in non-cash working capital items:
Prepaid expenses and other assets	(12,412)	(287)
Accounts payable and accrued liabilities	24,683	1,601
Payroll and other taxes	3,035	171
Net cash used in operating activities	(5,443)	(4,228)
Investing activities
Addition to exploration and evaluation assets	(14,092)	(9,594)
Purchase of property, plant and equipment	(113,556)	(8,754)
Due from related party	(4,881)
Net cash used in investing activities	(132,529)	(18,348)
Financing activities
Proceeds from warrants exercised	2,345	132
Proceeds from export prepayment agreement	78,367
Proceeds from stock options exercised	89
Repayment of revolving credit facility		(2,756)
Repayment of note payable	(326)	(1,876)
Lease payments	(688)	(319)
Proceeds received from issuance of common shares		169,686
Net cash provided by financing activities	79,787	164,867
Effect of exchange rate changes on cash and cash equivalents held in foreign currency	234	(1,529)
Net (decrease) increase in cash and cash equivalents	(57,951)	140,762
Cash and cash equivalents, beginning of period	154,305	13,543
Cash and cash equivalents, end of period	$ 96,354	$ 154,305